Subsequent Event	12 Months Ended
Dec. 31, 2024
Subsequent Event [Abstract]
SUBSEQUENT EVENT

NOTE 25 - SUBSEQUENT EVENT

On March 19, 2025, the Board of the Company approved by unanimous written consent, a certain 2025-2034 Long-Term Incentive Plan (the “Executive Plan”), for the purpose of motivating the management.

Under the Executive Plan, the Company may grant equity awards to key members of the management team based on two distinct performance metrics: (i) financial performance, as measured by metrics such as market capitalization and results of operation; and (ii) strategic or operational objectives, which may include milestones related to market expansion, product development, or successful execution of long-term corporate initiatives. This dual-metric structure is designed to align management’s interests with both short-term financial outcomes and the Company’s broader strategic vision, while fostering accountability and sustained value creation.

Based on the Executive Plan, such restricted shares (the “Management Incentive Shares”) may be issued in two parts:

●	Part I – Financial Performance Award: the Financial Performance Award is comprised of a total 10,257,072 shares, equally divided among 12 separate tranches, that are each equivalent to 1% of the issued and outstanding shares of Kandi BVI’s ordinary shares at the time of grant. Each of the 12 vesting tranches of the Financial Performance Award will vest upon certification by the Board that both (i) the market capitalization milestone for such tranche, and (ii) the operational milestone focused on revenue or the operational milestone focused on profitability for such tranche, has been met.

●	Part II – Strategic Operational Award: during the period when this Executive Plan is effective, equity awards shall also be granted upon the achievement of specific strategic or operational business milestones. These may include, without limitation: (i) the establishment or execution of defined strategic partnerships; and/or

(ii) the attainment of cumulative sales targets as determined and approved by the Board.

●	Part III: the Company will grant to the Chief Executive Officer certain stock option to purchase up to 854,756 share of the Company’s ordinary shares, which is equivalent to 1% of the Company’s total outstanding ordinary shares as of December 31, 2024), at an exercise price equal to the closing price of the Company’s Ordinary Shares on the trading day immediately preceding the date of Board approval. The options shall vest in three equal annual installments over a three-year period, commencing from the date Mr. Chen assumes the role of Chief Executive Officer.

Any Management Incentive Shares issued as Financial Performance Award or Strategic Operational Award will be subject to a lock-up period of one year from the date of issuance.

In establishing the operational milestones, the Board carefully considered a variety of factors, including the Company growth trajectory and internal growth plans and the historical performance of peer companies in the EV space. These benchmarks refer to results of operation and market capitalization multiples, which were then used to inform the specific operational targets that aligned with the Company’s plans for future growth. Nevertheless, the Board considers each of the market capitalization and operational milestones to be challenging hurdles.

The above description of the Executive Plan is not complete and is subject to, and qualified in its entirety by, the full text of the Executive Plan, a copy of which is attached hereto as Exhibit 4.28 to this Annual Report on Form 20-F and the contents of which are incorporated by reference herein.